Capital structure and financial items - Change in working capital - Change in working capital (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share Capital, Reserves And Other Equity Interest And Financial Instruments [Abstract]
Inventories	kr (7,423)	kr (4,767)	kr (1,085)
Trade receivables	(14,210)	(9,917)	(12,909)
Other receivables and prepayments	(2,063)	(968)	(876)
Trade payables	10,019	6,717	3,153
Other liabilities	5,099	4,006	2,595
Adjustment for payables related to non-current assets	(2,432)	(1,567)	(15)
Adjustment related to acquisition of businesses	0	(143)	(1,409)
Change in working capital including exchange rate adjustments	(11,010)	(6,639)	(10,546)
Exchange rate adjustments	(1,235)	1,303	1,483
Cash flow change in working capital	kr (12,245)	kr (5,336)	kr (9,063)